Intangible Assets - Crypto Assets - Schedule of Crypto Assets Holdings (Details)	Apr. 30, 2026	Apr. 30, 2026 USD ($)	Apr. 30, 2026 Rate	Oct. 31, 2025	Oct. 31, 2025 USD ($)	Oct. 31, 2025 Rate	Apr. 30, 2025 USD ($)
Crypto Asset, Activity [Line Items]
Units			100	100
Fair value		$ 7,717,460
Bitcoin [Member]
Crypto Asset, Activity [Line Items]
Units			100	100
Fair value		$ 7,717,460